Columbia Variable Portfolio – Dividend Opportunity Fund
First Quarter Report
March 31, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Dividend Opportunity Fund, March 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 97.0%
Issuer	Shares	Value ($)
Communication Services 3.9%
Diversified Telecommunication Services 2.7%
AT&T, Inc.	585,200	10,299,520
Verizon Communications, Inc.	337,300	14,153,108
Total		24,452,628
Media 1.2%
Comcast Corp., Class A	264,400	11,461,740
Total Communication Services		35,914,368
Consumer Discretionary 4.1%
Automobiles 0.7%
Ford Motor Co.	482,700	6,410,256
Hotels, Restaurants & Leisure 1.1%
Darden Restaurants, Inc.	30,000	5,014,500
Restaurant Brands International, Inc.	56,600	4,496,870
Total		9,511,370
Household Durables 0.6%
Garmin Ltd.	38,900	5,791,043
Specialty Retail 1.4%
Best Buy Co., Inc.	45,500	3,732,365
Home Depot, Inc. (The)	23,500	9,014,600
Total		12,746,965
Textiles, Apparel & Luxury Goods 0.3%
Tapestry, Inc.	65,400	3,105,192
Total Consumer Discretionary		37,564,826
Consumer Staples 10.0%
Beverages 4.2%
Coca-Cola Co. (The)	326,600	19,981,388
PepsiCo, Inc.	107,000	18,726,070
Total		38,707,458
Consumer Staples Distribution & Retail 0.8%
Target Corp.	41,600	7,371,936
Food Products 1.0%
Kraft Heinz Co. (The)	250,900	9,258,210
Household Products 1.5%
Procter & Gamble Co. (The)	81,800	13,272,050
Common Stocks (continued)
Issuer	Shares	Value ($)
Personal Care Products 0.5%
Kenvue, Inc.	217,201	4,661,133
Tobacco 2.0%
Altria Group, Inc.	94,500	4,122,090
Philip Morris International, Inc.	152,100	13,935,402
Total		18,057,492
Total Consumer Staples		91,328,279
Energy 11.1%
Oil, Gas & Consumable Fuels 11.1%
Chevron Corp.	152,200	24,008,028
ConocoPhillips Co.	133,700	17,017,336
EOG Resources, Inc.	81,700	10,444,528
Exxon Mobil Corp.	352,100	40,928,104
Valero Energy Corp.	55,200	9,422,088
Total		101,820,084
Total Energy		101,820,084
Financials 20.9%
Banks 12.8%
Bank of America Corp.	504,500	19,130,640
Citigroup, Inc.	180,300	11,402,172
JPMorgan Chase & Co.	231,300	46,329,390
Truist Financial Corp.	243,700	9,499,426
U.S. Bancorp	262,200	11,720,340
Wells Fargo & Co.	334,400	19,381,824
Total		117,463,792
Capital Markets 5.9%
Ares Capital Corp.	218,500	4,549,170
BlackRock, Inc.	10,800	9,003,960
Blackstone, Inc.	71,100	9,340,407
Carlyle Group, Inc. (The)	106,600	5,000,606
CME Group, Inc.	39,000	8,396,310
Goldman Sachs Group, Inc. (The)	41,200	17,208,828
Total		53,499,281

Columbia Variable Portfolio – Dividend Opportunity Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Dividend Opportunity Fund, March 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 2.0%
Allstate Corp. (The)	54,300	9,394,443
MetLife, Inc.	118,000	8,744,980
Total		18,139,423
Mortgage Real Estate Investment Trusts (REITS) 0.2%
Starwood Property Trust, Inc.	91,000	1,850,030
Total Financials		190,952,526
Health Care 16.0%
Biotechnology 4.3%
AbbVie, Inc.	152,300	27,733,830
Amgen, Inc.	41,100	11,685,552
Total		39,419,382
Health Care Equipment & Supplies 2.1%
Baxter International, Inc.	127,000	5,427,980
Medtronic PLC	158,500	13,813,275
Total		19,241,255
Health Care Providers & Services 1.4%
CVS Health Corp.	154,300	12,306,968
Pharmaceuticals 8.2%
Bristol-Myers Squibb Co.	205,500	11,144,265
Johnson & Johnson	170,200	26,923,938
Merck & Co., Inc.	232,400	30,665,180
Pfizer, Inc.	227,700	6,318,675
Total		75,052,058
Total Health Care		146,019,663
Industrials 7.3%
Aerospace & Defense 2.2%
Lockheed Martin Corp.	20,400	9,279,348
RTX Corp.	109,500	10,679,535
Total		19,958,883
Air Freight & Logistics 1.4%
United Parcel Service, Inc., Class B	89,300	13,272,659
Building Products 0.7%
Johnson Controls International PLC	97,500	6,368,700
Ground Transportation 0.6%
Union Pacific Corp.	22,500	5,533,425
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 2.4%
AGCO Corp.	33,500	4,121,170
PACCAR, Inc.	86,200	10,679,318
Stanley Black & Decker, Inc.	70,300	6,884,479
Total		21,684,967
Total Industrials		66,818,634
Information Technology 8.9%
Communications Equipment 2.0%
Cisco Systems, Inc.	375,500	18,741,205
Electronic Equipment, Instruments & Components 0.8%
Corning, Inc.	210,300	6,931,488
IT Services 2.2%
International Business Machines Corp.	103,900	19,840,744
Semiconductors & Semiconductor Equipment 2.9%
Broadcom, Inc.	6,100	8,085,001
QUALCOMM, Inc.	53,900	9,125,270
Texas Instruments, Inc.	53,000	9,233,130
Total		26,443,401
Technology Hardware, Storage & Peripherals 1.0%
Dell Technologies, Inc.	79,000	9,014,690
Total Information Technology		80,971,528
Materials 1.0%
Chemicals 0.8%
Dow, Inc.	120,400	6,974,772
Containers & Packaging 0.2%
Sonoco Products Co.	38,700	2,238,408
Total Materials		9,213,180
Real Estate 7.7%
Health Care REITs 0.8%
Welltower, Inc.	73,300	6,849,152
Industrial REITs 1.4%
Prologis, Inc.	98,700	12,852,714
Office REITs 0.6%
Boston Properties, Inc.	90,700	5,923,617
Residential REITs 1.0%
Invitation Homes, Inc.	252,500	8,991,525
Columbia Variable Portfolio – Dividend Opportunity Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Dividend Opportunity Fund, March 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Retail REITs 0.8%
Simon Property Group, Inc.	48,800	7,636,712
Specialized REITs 3.1%
American Tower Corp.	60,600	11,973,954
Digital Realty Trust, Inc.	66,300	9,549,852
Extra Space Storage, Inc.	44,500	6,541,500
Total		28,065,306
Total Real Estate		70,319,026
Utilities 6.1%
Electric Utilities 4.2%
American Electric Power Co., Inc.	105,100	9,049,110
Edison International	122,700	8,678,571
NextEra Energy, Inc.	142,100	9,081,611
Southern Co. (The)	164,300	11,786,882
Total		38,596,174
Independent Power and Renewable Electricity Producers 0.9%
Vistra Corp.	118,000	8,218,700
Multi-Utilities 1.0%
DTE Energy Co.	81,300	9,116,982
Total Utilities		55,931,856
Total Common Stocks (Cost $719,465,726)		886,853,970

Convertible Bonds 0.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Technology 0.6%
Western Digital Corp.(a)
11/15/2028	3.000%	3,900,000	5,715,450
Total Convertible Bonds (Cost $3,900,000)			5,715,450

Convertible Preferred Stocks 1.1%
Issuer		Shares	Value ($)
Financials 0.5%
Financial Services 0.5%
Apollo Global Management, Inc.	6.750%	78,000	4,991,220
Total Financials			4,991,220
Materials 0.6%
Chemicals 0.6%
Albemarle Corp.	7.250%	87,916	5,162,428
Total Materials			5,162,428
Total Convertible Preferred Stocks (Cost $8,362,600)			10,153,648

Money Market Funds 1.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.543%(b),(c)	9,815,130	9,813,167
Total Money Market Funds (Cost $9,812,647)		9,813,167
Total Investments in Securities (Cost: $741,540,973)		912,536,235
Other Assets & Liabilities, Net		2,108,909
Net Assets		914,645,144

Columbia Variable Portfolio – Dividend Opportunity Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Dividend Opportunity Fund, March 31, 2024 (Unaudited)
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2024, the total value of these securities amounted to $5,715,450, which represents 0.62% of total net assets.

(b)	The rate shown is the seven-day current annualized yield at March 31, 2024.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.543%
	9,918,200	18,177,281	(18,282,558)	244	9,813,167	57	116,002	9,815,130
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Dividend Opportunity Fund  | First Quarter Report 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7005_12_C01_(05/24)